Reconciliation for Level 3 Foreign Pension Plan Assets (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	¥ 395,565	¥ 379,648
Actual return on plan assets:
Foreign currency translation	(5,656)	(35,093)
Balance at end of year	422,500	395,565
Pooled Funds | Real Estate
Actual return on plan assets:
Balance at end of year	15,190	11,698
Pooled Funds | Private Equity Funds
Actual return on plan assets:
Balance at end of year	10,030	7,952
Pooled Funds | Hedge Funds
Actual return on plan assets:
Balance at end of year	19,726	7,148
Pooled Funds | Commingled and Other Mutual Funds
Actual return on plan assets:
Balance at end of year	139,150	119,933
Level 3
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	28,394	15,478
Actual return on plan assets:
Relating to assets still held at the reporting date	1,664	1,788
Relating to assets sold during the period	48	235
Purchases, sales and settlements, net	16,468	14,265
Transfers in and/or out of Level 3	(72)	(1,841)
Foreign currency translation	256	(1,531)
Balance at end of year	46,758	28,394
Level 3 | Equity securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year		208
Actual return on plan assets:
Relating to assets sold during the period		(3)
Purchases, sales and settlements, net		(190)
Transfers in and/or out of Level 3		1
Foreign currency translation		(16)
Level 3 | Corporate bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	47	278
Actual return on plan assets:
Relating to assets sold during the period		(34)
Purchases, sales and settlements, net	(40)	(175)
Transfers in and/or out of Level 3	(4)	1
Foreign currency translation	(3)	(23)
Balance at end of year		47
Level 3 | Government, agency and local bonds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	100	3,966
Actual return on plan assets:
Relating to assets still held at the reporting date		7
Relating to assets sold during the period	1	268
Purchases, sales and settlements, net	(29)	(3,840)
Transfers in and/or out of Level 3	(68)	14
Foreign currency translation	(4)	(315)
Balance at end of year		100
Level 3 | Derivative instruments
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	1	(1)
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)
Relating to assets sold during the period		1
Purchases, sales and settlements, net	(27)	2
Foreign currency translation		(1)
Balance at end of year	(28)	1
Level 3 | Asset backed securities
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	94	406
Actual return on plan assets:
Relating to assets still held at the reporting date		9
Relating to assets sold during the period	(2)	5
Purchases, sales and settlements, net	(88)	(267)
Transfers in and/or out of Level 3		(24)
Foreign currency translation	(4)	(35)
Balance at end of year		94
Level 3 | Pooled Funds | Real Estate
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	11,698	5,366
Actual return on plan assets:
Relating to assets still held at the reporting date	925	634
Relating to assets sold during the period	1
Purchases, sales and settlements, net	2,610	6,165
Transfers in and/or out of Level 3		6
Foreign currency translation	(44)	(473)
Balance at end of year	15,190	11,698
Level 3 | Pooled Funds | Private Equity Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	7,952	5,228
Actual return on plan assets:
Relating to assets still held at the reporting date	198	913
Relating to assets sold during the period	193
Purchases, sales and settlements, net	1,769	4,690
Transfers in and/or out of Level 3		(2,425)
Foreign currency translation	(82)	(454)
Balance at end of year	10,030	7,952
Level 3 | Pooled Funds | Hedge Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	7,148
Actual return on plan assets:
Relating to assets still held at the reporting date	527	225
Relating to assets sold during the period	(145)
Purchases, sales and settlements, net	11,798	7,143
Foreign currency translation	398	(220)
Balance at end of year	19,726	7,148
Level 3 | Pooled Funds | Commingled and Other Mutual Funds
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Balance at beginning of year	1,354	27
Actual return on plan assets:
Relating to assets still held at the reporting date	16
Relating to assets sold during the period		(2)
Purchases, sales and settlements, net	475	737
Transfers in and/or out of Level 3		586
Foreign currency translation	(5)	6
Balance at end of year	¥ 1,840	¥ 1,354